Leases liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of variable expenses of lease liabilities [Line Items]
Expense relating to variable lease payments not included in measurement of lease liabilities	R$ 170	R$ 1,471
Variable payments [Member]
Disclosure of variable expenses of lease liabilities [Line Items]
Expense relating to variable lease payments not included in measurement of lease liabilities	R$ 170	R$ 1,471